PGIM Jennison Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	85 Months Ended		87 Months Ended		120 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	14.53% [1]	13.84%	[2],[3]			13.10% [1]
Russell 1000 Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	17.98%	[2]			16.78%
A
Prospectus [Line Items]
Average Annual Return, Percent		23.06%	16.01%					15.15%
C
Prospectus [Line Items]
Average Annual Return, Percent		28.31%	16.53%					15.00%
R
Prospectus [Line Items]
Average Annual Return, Percent		29.92%	17.06%					15.55%
Z
Prospectus [Line Items]
Average Annual Return, Percent		30.57%	17.67%					16.15%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.70%	15.61%					14.38%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.29%	14.04%					13.17%
R2
Prospectus [Line Items]
Average Annual Return, Percent		30.06%	17.19%	16.08%
Performance Inception Date	Nov. 28, 2017
R4
Prospectus [Line Items]
Average Annual Return, Percent		30.37%	17.49%	16.38%
Performance Inception Date	Nov. 28, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent		30.74%	17.81%			17.63%
Performance Inception Date	Sep. 27, 2017
R6 | S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent						14.34%	[4]
R6 | Russell 1000 Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent						18.64%	[4]

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.